Investments in associates and joint ventures (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Beginning balance				$ 3,273
Investments				11
Transfer to assets held for sale				(2,131)
Restructuring, capital decrease and others				(175)
Results in equity-accounted investments		$ 1,026	$ (211)	1,209	$ (509)
CTA				(52)
OCI				141
Dividends				(218)
Ending balance		2,058		2,058
Other investment [member]
IfrsStatementLineItems [Line Items]
Beginning balance				5
CTA				(1)
Ending balance		4		4
Associates [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[1]			2,455
Investments	[1]			6
Transfer to assets held for sale	[1]			(2,129)
Restructuring, capital decrease and others	[1]			(175)
Results in equity-accounted investments	[1]			1,100
CTA	[1]			(71)
OCI	[1]			141
Dividends	[1]			(153)
Ending balance	[1]	1,174		1,174
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Beginning balance				813
Investments				5
Transfer to assets held for sale				(2)
Restructuring, capital decrease and others				(0)
Results in equity-accounted investments				109
CTA				20
OCI				(0)
Dividends				(65)
Ending balance		$ 880		$ 880

[1]	It includes Petrobras Distribuidora and Braskem.